JOINT VENTURES AND ASSOCIATES - Summarized statements of comprehensive income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Summarised statements of comprehensive income
Revenue	$ 206,697,620	$ 172,350,699	$ 160,308,979
Profit (loss) of the year	(3,820,622)	4,236,628	(16,358,891)
Other comprehensive income	10,051,318	(9,682,116)	3,904,365
Total comprehensive profit (loss)	6,230,696	(5,445,488)	(12,454,526)
Trigall Genetics S.A.
Summarised statements of comprehensive income
Revenue	1,110,303	799,625	367,646
Finance income	22,470	79,442	54,003
Finance expense	(3,586)	(1,863)	(16,145)
Profit (loss) of the year	586,773	172,670	(33,195)
Total comprehensive profit (loss)	586,773	172,670	(33,195)
Synertech Industrias S.A.
Summarised statements of comprehensive income
Revenue	23,759,744	21,501,725	18,305,953
Finance income	5,584,007	3,805,655	2,434,610
Finance expense	(6,283,955)	(6,666,508)	(6,193,963)
Depreciation and amortization	(39,171)	(1,076,699)	(1,074,552)
Profit (loss) of the year	1,776,244	5,099,852	2,278,859
Other comprehensive income	(827,236)	1,042,811	334,403
Total comprehensive profit (loss)	$ 949,008	$ 6,142,663	$ 2,613,262